Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
(12)	Subsequent Events

As a result of the lack of requisite approval by Delcath stockholders for the Company’s proposed reverse stock split, the parties and the two investors in the Notes entered into an amendment to the August restructuring agreement on October 10, 2017 as follows: (i) on the date that the Company effects a reverse split of its common stock, (x) the Company will exchange, pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, an aggregate principal amount of those notes equal to $279,015 for new warrants to purchase an aggregate of 127,550 shares of Common Stock, and the Company shall redeem all the Series C Preferred Shares then outstanding for a cash payment of $590,000 and (ii) upon the initial consummation, on or prior to December 15, 2017, by the Company of the offering contemplated by the registration statement on Form S-1 that was filed with the SEC on October 11, 2017 the following shall occur: (i) pursuant to Section 3(b) of the Restricted Notes, the Company shall be deemed (as adjusted downward by the Black-Scholes value of the warrants being issued in this offering) to have automatically, and irrevocably, adjusted the conversion price of the Notes to 200% of the purchase price of a share of our common stock in the offering contemplated by the registration statement, (ii) the maturity date (as defined in the notes) shall automatically be extended to the earlier to occur of (x) the first anniversary of the date of consummation of the offering contemplated by the registration statement and (y) December 30, 2018, (iii) until the earlier of (x) this maturity date and (y) the 75th calendar day after the date of consummation of the offering contemplated by the registration statement, all installments to be made under the notes shall be deemed automatically deferred with no conversions during that 75 day period, (iv) the Company agreed to redeem any portion of the outstanding notes at any time requested by either investor thereto with $7.3 million in cash to be reduced by $0.6 million to redeem the Series C Preferred Stock remaining in the restricted accounts with respect to the 2016 convertible notes and (v) the conversion floor price on the notes is $0.05 and not subject to adjustments.

The exercise price for the warrants issued in conjunction with the amended restructuring agreement is $122.50. The warrants contain a cashless exercise provision pursuant to which the warrants may be exercised for 382,650 shares of the Company’s common stock on or after the 75th day subsequent to the date of consummation of offering hereunder. On the 136th day subsequent to the date of consummation of the offering hereunder, there shall be a “true up” with regard to the issuance of shares upon exercise such that the difference between 382,650 shares and the number of shares that would be issuable if the exercise price were lowered to the average price per share of the variable weighted average price of our common stock for the five trading days commencing on the date which is 76 days after the date of consummation of the offering hereunder, but not lower than 33% of the variable weighted average price of a share of our common stock on the 81st date following the date of consummation of the offering hereunder. In lieu of the “true up”, on or before the 135th date following the date of consummation of the offering hereunder, we may buy out that provision for $6,138,349.80.

On November 6, 2017, the Company effected a reverse stock split at which time Delcath’s common stock began trading on the OTCQB on a one-for-three hundred and fifty (1:350) split-adjusted basis. All owners of record as of the open of the OTCQB market on November 6, 2017 received one issued and outstanding share of Delcath common stock in exchange for three hundred and fifty issued and outstanding shares of Delcath common stock. No fractional shares were issued in connected with the reverse stock split. All fractional shares created by the one-for-three hundred and fifty exchange were rounded up to the next whole share. The reverse stock split had no impact on the par value per share of Delcath common stock, which remains at $0.01. All current and prior period amounts related to shares, share prices and earnings per share, presented in the Company’s interim condensed consolidated financial statements contained in the Quarterly Report on Form 10-Q and the accompanying Notes, have been restated to give retrospective presentation for the reverse stock split.

(14)	Subsequent Events

NASDAQ Notification Letter

On February 13, 2017, the Company received a notification letter (the “Notice”) from The NASDAQ Stock Market (“NASDAQ”) advising the Company that for 30 consecutive trading days preceding the date of the Notice, the bid price of the Company’s common stock had closed below the $1.00 per share minimum required for continued listing on The NASDAQ Capital Market pursuant to NASDAQ Marketplace Rule 5550(a)(2) (the “Minimum Bid Price Rule”). The Notice stated that the Company will be provided 180 calendar days, or until August 14, 2017, to regain compliance with the Minimum Bid Price Rule. To do so, the bid price of the Company’s common stock must close at or above $1.00 per share for a minimum of ten consecutive business days prior to that date. If, by August 14, 2017 the Company cannot demonstrate compliance with Marketplace Rule 5550(a)(2), then the NASDAQ staff will determine whether or not the Company meets The NASDAQ Capital Market initial listing criteria set forth in NASDAQ Marketplace Rule 5550, except for the bid price requirement. If the Company meets the initial listing criteria (with the exception of the bid price requirement) and provides written notice of its intention to cure the deficiency during an additional 180 calendar day compliance period, the NASDAQ staff will notify the Company that it has been granted such an additional compliance period (the “second compliance period”). If the Company is not eligible for the second compliance period, the NASDAQ staff will provide written notice that the Company’s securities will be delisted. At that time, the Company may appeal the NASDAQ staff’s determination to delist its securities to a Listing Qualifications Panel.

From January 1, 2017 through March 28, 2017, the Company issued 109,345,554 shares of Common Stock to the holders of the Notes as payment on the convertible notes payable.

From January 1, 2017 through March 28, 2017, the holders of Notes released an aggregate of approximately $6.6 million in cash previously funded to the Company and authorized the release of those funds from the restricted accounts of the Company in accordance with the Master Control Account Agreement.